CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss)	$ (2,819)	$ 212	$ 578
Adjustments for the following non-cash items:
Depreciation	1,065	983	862
Unrealized financial instrument (gain) loss	(78)	12	(66)
Share of loss (earnings) from equity-accounted investments	4	(12)	(17)
Deferred income tax (recovery) expense	(134)	3	(340)
Other non-cash items	409	109	118
Remeasurement of BEPC exchangeable and class B shares	2,561	0	0
Dividends received from equity-accounted investments	3	7	3
Changes in due to or from related parties	(9)	66	88
Net change in working capital balances	(10)	(24)	(33)
Cash flows from (used in) operating activities	992	1,356	1,193
Financing activities
Proceeds from non-recourse borrowings	2,927	3,323	2,326
Repayment of non-recourse borrowings	(2,890)	(2,713)	(2,076)
Repayment of lease liabilities	(24)	(26)	0
Capital contributions from non-controlling interests	329	294	650
Capital repaid to participating non-controlling interests – in operating subsidiaries	(82)	0	0
Capital contributions from the partnership	102	13	229
Payments to acquire or redeem entity's shares	(44)	0	0
Distributions paid and return of capital:
To participating non-controlling interests	(513)	(673)	(509)
To the partnership	(235)	(628)	(495)
Related party borrowings, net	(45)	122	(185)
Net cash flows from financing activities	(475)	(288)	(60)
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	(105)	(732)	(927)
Investment in property, plant and equipment	(373)	(406)	(207)
Proceeds from disposal of assets	17	0	0
Restricted cash and other	(17)	36	92
Cash flows from (used in) investing activities	(478)	(1,102)	(1,042)
Foreign exchange gain (loss) on cash	12	(4)	(11)
Increase (Decrease)	51	(38)	80
Balance, beginning of year	304	342	262
Balance, end of year	355	304	342
Supplemental cash flow information:
Interest paid	737	668	601
Interest received	19	16	14
Income taxes paid	$ 49	$ 54	$ 63